Trade Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables
The Company does not provide any credit terms to its customers.
3.	Trade Receivables
The Company generally provides a credit term of 30 to 60 days to its customers upon delivery of goods.